Summary of Significant Accounting Policies (Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary of Significant Accounting Policies [Abstract]
Goodwill	$ 9,715	$ 9,715
Goodwill, Impairment Loss	$ 0	$ 0	$ 0